Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	HIGHMARK FUNDS /MA/
Central Index Key	0000811527
Amendment Flag	false
Document Creation Date	Jun 18, 2013
Document Effective Date	Jun 18, 2013
Prospectus Date	Dec 1, 2012

HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Retail Shares Prospectus and the Fiduciary Shares Prospectus,

dated December 1, 2012, as supplemented January 28, 2013 and April 3, 2013,

and the Class U Shares Prospectus, dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective June 18, 2013:

The primary benchmark for HighMark Value Fund is hereby changed from the S&P 500 Index to the Russell 1000 Value Index to better match the investment strategies of HighMark Value Fund. The secondary benchmark is hereby changed from the Russell 1000 Value Index to the S&P 500 Index. The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies. The Prospectuses are hereby modified accordingly.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement [Text Block]	hcm_SupplementTextBlock

HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Retail Shares Prospectus and the Fiduciary Shares Prospectus,

dated December 1, 2012, as supplemented January 28, 2013 and April 3, 2013,

and the Class U Shares Prospectus, dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective June 18, 2013:

The primary benchmark for HighMark Value Fund is hereby changed from the S&P 500 Index to the Russell 1000 Value Index to better match the investment strategies of HighMark Value Fund. The secondary benchmark is hereby changed from the Russell 1000 Value Index to the S&P 500 Index. The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies. The Prospectuses are hereby modified accordingly.

VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hcm_SupplementTextBlock

HighMark Funds

Equity Funds

Supplement dated June 18, 2013 to

the Retail Shares Prospectus and the Fiduciary Shares Prospectus,

dated December 1, 2012, as supplemented January 28, 2013 and April 3, 2013,

and the Class U Shares Prospectus, dated December 1, 2012, as supplemented April 3, 2013.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective June 18, 2013:

The primary benchmark for HighMark Value Fund is hereby changed from the S&P 500 Index to the Russell 1000 Value Index to better match the investment strategies of HighMark Value Fund. The secondary benchmark is hereby changed from the Russell 1000 Value Index to the S&P 500 Index. The unmanaged Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged S&P 500 Index is a market-capitalization, value-weighted composite index of 500 large capitalization U.S. companies. The Prospectuses are hereby modified accordingly.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 18, 2013